Trade and other receivables - Components of trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 39,265	$ 36,355
Accrued revenues	3,962	3,486	$ 3,288
Tax credits receivable	1,651	1,890
Interest receivable	213	0
Other receivables	475	44
Trade and other receivables	$ 45,566	$ 41,775